Document and Entity Information	Jun. 01, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001030469
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	OFG BANCORP
Entity Incorporation State Country Code	DE
Entity File Number	001-12647
Entity Tax Identification Number	66-0538893
Entity Address Address Line 1	Oriental Center
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	254 Munoz Rivera Avenue
Entity Address City Or Town	San Juan
Entity Address Country	PR
Entity Address Postal Zip Code	00918
City Area Code	787
Local Phone Number	771-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common shares, par value $1.00 per share
Trading Symbol	OFG
Security Exchange Name	NYSE
Series A
Document And Entity Information [Line Items]
Security 12b Title	7.125% Noncumulative Monthly Income Preferred Stock, Series A ($25.00 liquidation preference per share)
Trading Symbol	OFG.PRA
Security Exchange Name	NYSE
Series B
Document And Entity Information [Line Items]
Security 12b Title	7.0% Noncumulative Monthly Income Preferred Stock, Series B ($25.00 liquidation preference per share)
Trading Symbol	OFG.PRB
Security Exchange Name	NYSE
Series D
Document And Entity Information [Line Items]
Security 12b Title	7.125% Noncumulative Perpetual Preferred Stock, Series D ($25.00 liquidation preference per share)
Trading Symbol	OFG.PRD
Security Exchange Name	NYSE